Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued operations
Schedule of operating results from discontinued operations

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Income from operations of a discontinued component, net of tax	3,415	2,137	—
(Loss)/income from disposal of a discontinued component	—	(21,967)	—
(Loss)/income from discontinued operations, net of tax	3,415	(19,830)	—

Gain from sales of discontinued operations, net of tax	—	—	7,753

Schedule of assets and liabilities from discontinued operations

	As of December 31,2010	As of December 31, 2011
	RMB	RMB
Assets of discontinued operations
Other current assets	841	—
Property, plant and equipment, net	74,637	—
Total assets of discontinued operations	75,478	—
Liabilities of discontinued operations
Tax payables	339	—
Payroll and welfare payable	19	—
Other payables to third parties	229	—
Accrued expenses	28	—
Total liabilities of discontinued operations	615	—